Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

11. INCOME TAXES

Income tax (benefit) expense for the years ended December 31, 2025 and 2024 consisted of the following:

	Year Ended December 31,
	2025	2024
Current:
Federal	$-	$-
State	-	-
Foreign	24,154	(110,539)
Total Current	$24,154	$(110,539)
Deferred:
Federal	$-	$-
State	-	-
Foreign	-	-
Total Deferred	$-	$-
Total provision for income tax expense (benefit)	$24,154	$(110,539)

Deferred tax assets (liability) as of December 31, 2025 and 2024 consist approximately of:

	December 31,
	2025	2024
Loss on impairment of Assets	$881,855	$713,223
Net operating loss carryforwards	6,473,705	5,677,413
Operating lease liabilities	446,376	178,014
Operating lease assets	(445,321)	(178,014)
Deferred tax assets, Gross	7,356,615	6,390,636
Valuation allowance	(7,356,615)	(6,390,636)
Deferred tax assets, net	$-	$-